FINANCIAL INSTRUMENTS (Details)	12 Months Ended																										12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Warrants USD ($)	Dec. 31, 2012 Zinc USD ($)	Dec. 31, 2011 Zinc USD ($)	Dec. 31, 2010 Zinc USD ($)	Dec. 31, 2011 Silver USD ($)	Dec. 31, 2010 Silver USD ($)	Dec. 31, 2012 Heating oil USD ($)	Dec. 31, 2012 Heating oil Designated as hedges USD ($)	Dec. 31, 2012 Heating oil Not designated as hedges USD ($)	Dec. 31, 2012 Copper USD ($)	Dec. 31, 2011 Copper USD ($)	Dec. 31, 2010 Copper USD ($)	Dec. 31, 2012 Call Options Written USD ($)	Dec. 31, 2011 Call Options Written USD ($)	Dec. 31, 2010 Call Options Written USD ($)	Dec. 31, 2011 Call Options Written Zinc t	Dec. 31, 2010 Foreign exchange forward contract USD ($)	Dec. 31, 2012 Foreign exchange forward contract Designated as hedges USD ($)	Dec. 31, 2011 Foreign exchange forward contract Designated as hedges USD ($)	Dec. 31, 2011 Foreign exchange forward contract Designated as hedges 2011 expenditures USD ($)	Dec. 31, 2011 Foreign exchange forward contract Designated as hedges 2011 expenditures CAD	Dec. 31, 2012 Foreign exchange forward contract Designated as hedges 2012 expenditures USD ($)	Dec. 31, 2012 Foreign exchange forward contract Designated as hedges 2012 expenditures CAD	Dec. 31, 2011 Foreign exchange forward contract Not designated as hedges 2011 expenditures USD ($)	Dec. 31, 2011 Foreign exchange forward contract Not designated as hedges 2011 expenditures CAD	Dec. 31, 2011 Extendible foreign exchange flat forward USD ($)	Dec. 31, 2010 Extendible foreign exchange flat forward USD ($)	Dec. 31, 2011 Put options purchased Zinc t	Dec. 31, 2012 Expected 2012 diesel fuel exposure Heating oil gal	Dec. 31, 2012 Expected 2013 diesel fuel exposure Heating oil gal	Dec. 31, 2012 Foreign exchange and commodity derivatives USD ($)	Dec. 31, 2011 Foreign exchange and commodity derivatives USD ($)	Dec. 31, 2012 Foreign exchange and other derivative financial instruments USD ($)	Dec. 31, 2011 Foreign exchange and other derivative financial instruments USD ($)
Derivative
Amount of expenditures hedged																							$ 60,000,000		$ 300,000,000		$ 150,000,000
Exchange rate under foreign exchange forward contract (in CAD per US dollar)																								0.99		1.01		0.99
Gain (loss) on derivative financial instruments	(819,000)	3,683,000	7,612,000		430,000	3,419,000	3,733,000	(3,403,000)	(3,058,000)	(117,000)			63,000	79,000	(558,000)						2,800,000	(1,500,000)
Gain (loss) recognized in accumulated other comprehensive loss																				1,797,000		(4,400,000)							(1,407,000)
Loss (gain) recognized in consolidated statement of income (loss) and comprehensive income (loss)					(2,800,000)							1,500,000															1,400,000
Call option premiums generated																1,500,000	5,000,000
Notional amount																			20,000												20,000	9,500,000	500,000
Strike price for option (in dollars per metric tonne)																			2,500												2,200
Options expiring each month, beginning from February 28 (2011) or March 31 (2010) (in metric tonnes)																			2,000												2,000
Limit for participation, zinc prices set by zero-cost collar strategy (in dollars per metric tonne)						2,500
Percentage of Meadowbank's expected exposure																																55.00%	3.00%
Unrealized mark-to-market (gain) loss				(1,294,000)							(100,000)																			142,000
Changes in AOCI balances recorded in consolidated financial statements pertaining to the foreign exchange and commodity hedging activities
AOCI, beginning of year	(7,106,000)																																	(4,404,000)
(Gain) loss reclassified from AOCI into production cost																																		(2,758,000)	1,459,000
Gain (loss) recognized in OCI																																				7,019,000	(5,863,000)
AOCI, end of year	(27,311,000)	(7,106,000)																																(260,000)	(4,404,000)
Gain on derivative financial instruments
Premiums realized on written foreign exchange call option																(1,505,000)	(4,995,000)	(4,845,000)
Realized gain on foreign exchange extendible flat forward																				1,797,000		(4,400,000)							(1,407,000)
Realized gain on foreign exchange collar																														711,000
Unrealized mark-to-market (gain) loss				(1,294,000)							(100,000)																			142,000
(Gain) loss on heating oil derivative financial instruments and other										(1,523,000)
(Loss) gain on derivative financial instruments	(819,000)	3,683,000	7,612,000		430,000	3,419,000	3,733,000	(3,403,000)	(3,058,000)	(117,000)			63,000	79,000	(558,000)						2,800,000	(1,500,000)
Exposure to interest rate risk																$ 332,000,000	$ 221,500,000
Fixed weighted average interest rate on short-term investments and cash equivalents (as a percent)																0.47%	0.61%